Deferred Charges, net (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Charges [Abstract]
Balance at beginning of period	$ 178,700	$ 523,809
Additions	1,489,981	1,088,386
Amortization	(592,855)	(527,208)
Disposal		(906,287)
Balance at end of period	$ 1,075,826	$ 178,700